Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,828,563	$ 5,977,639	$ 3,398,384
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,673,255	2,067,706	779,368
Impairment of advance to game developers	3,147,411	401,451	2,457,900
Impairment of prepaid royalties	483,149		831,624
Impairment of investments in films and television programs		46,453
Amortization of right-of-use asset	2,455,211	1,634,833	1,369,188
Loss from termination of operating lease agreement	33,055
(Gain)/Losses from disposal of property, equipment and software	21,332	(19,931)
Foreign currency exchange (gain) loss	450,964	(742,819)
Deferred income tax expenses	507,034	1,734,765	1,811,466
Changes in operating assets and liabilities:
Accounts receivable, net	(33,896)	12,495	27,836
Prepaid expenses and other current asset, net	(630,207)	(1,536,692)	2,462,046
Advance to game developers, net	(3,946,469)	(4,559,682)	(7,565,487)
Prepaid royalties, net	(2,024,883)	(2,105,413)	(1,938,905)
Other non-current assets	(80,476)	374,397	(280,676)
Accounts payable	(939,611)	(811,959)	1,130,431
Accrued advertising expenses	(2,948,326)	931,036	77,822
Tax payable	(518,420)	149,583	253,613
Accrued expenses and other current liabilities	87,188	(13,896)	(1,002,834)
Operating Lease liabilities	(2,501,114)	(1,898,561)	(1,250,884)
Amount to related parties	47,615	(53,758)	(1,741)
Net cash provided by operating activities	111,375	1,587,647	2,559,151
Purchase of property and equipment	(584,668)	(710,457)	(134,788)
Obtaining right-of-use assets in exchange for operating lease liabilities	5,129,642	1,685,257	30,184
Proceeds from disposal of property and equipment	28,109	106,374	231,514
Derecognition of right-of-use assets and lease liabilities related to terminated lease agreement	516,625
Investments in films and television programs	(258,882)	(569,647)	(581,962)
Purchase of intangible asset	(9,947)
Advances to third-party loan	(410,000)
Proceeds from due from related parties	55,351
Net cash used in investing activities	(1,180,037)	(1,173,730)	(485,236)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholder’s contribution	22,202
Deferred offering cost	(1,134,538)
Net cash used in financing activities	(1,112,336)
Effect of exchange rate changes	(44,017)	(812,504)	(998,138)
Net change in cash, cash equivalents and restricted cash	(2,225,015)	(398,587)	1,075,777
Cash, cash equivalents and restricted cash, beginning of the year	14,594,265	14,992,852	13,917,075
Cash, cash equivalents and cash equivalents, end of the year	12,369,250	14,594,265	14,992,852
Cash, cash equivalent and restricted cash, end of the year	12,369,250	14,594,265	14,992,852
Less: restricted cash, end of the year	160,620	133,014	140,683
Cash and cash equivalent, end of the year	12,208,630	14,461,251	14,852,170
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax	4,527	6,928	1,924
Cash paid for operating leases	2,602,143	1,969,440	1,314,835
Supplemental disclosures of non-cash activities:
Purchase of property and equipment	(584,668)	(710,457)	(134,788)
Obtaining right-of-use assets in exchange for operating lease liabilities	5,129,642	1,685,257	30,184
Proceeds from disposal of property and equipment	28,109	106,374	231,514
Derecognition of right-of-use assets and lease liabilities related to terminated lease agreement	516,625
Investments in films and television programs	(258,882)	(569,647)	(581,962)
Purchase of intangible asset	(9,947)
Advances to third-party loan	(410,000)
Proceeds from due from related parties	55,351
Net cash used in investing activities	$ (1,180,037)	$ (1,173,730)	$ (485,236)